LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2013
LONG-TERM LOANS FROM BANKS [Abstract]
LONG-TERM LOANS FROM BANKS
NOTE 12	-	LONG-TERM LOANS FROM BANKS

A.	Composition

As of December 31, 2013

In U.S. Dollars, see also Notes 12B, 12C	$150,155
In JPY, see also Note 12D	10,954
Total long-term loans from banks-principal amount	161,109
Fair value adjustments	(22,370)
Total long-term loans from banks	138,739
Current maturities	(30,000)
$108,739

As of December 31, 2012

In U.S. Dollars, see also Note 12B	$131,055
In JPY, see also Note 12D	13,347
Total long-term loans from banks-principal amount	144,402
Fair value adjustments	(24,410)
Total long-term loans from banks	119,992
Current maturities	(25,000)
$94,992

B.	Facility Agreement with Tower

As of December 31, 2013, Tower had an amount of approximately $131,000 of loans outstanding under its Facility Agreement signed with the two largest Israeli Banks, Bank Leumi and Bank Ha'poalim ("the Israeli Banks" or "the Banks"), carrying an annual interest rate of the three-month USD LIBOR plus 3.50% ("Facility Agreement").

Pursuant to the Facility Agreement, Tower has registered liens in favor of the Israeli Banks on substantially all of its present and future assets. The Facility Agreement restricts Tower's ability to place liens on its assets (other than existing liens in favor of the State of Israel in respect of Investment Center grants - see Note 8B), without the prior consent of the Israeli Banks. The Facility Agreement also contains certain restrictive financial ratios and covenants. Satisfying these financial ratios and covenants is a material provision of the Facility Agreement. If, as a result of any default, the Israeli Banks were to accelerate Tower's obligations, Tower would be obligated, to, among other things, immediately repay all loans made by the Israeli Banks plus penalties, and the Israeli Banks would be entitled to exercise the remedies available to them under the Facility Agreement, including enforcement of their liens against all of Tower's assets.

The final maturity date of the outstanding approximately $131,000 loans is June 2016, and the repayment schedule of the loans is in the following amounts and dates:
An installment of $5,000 in each of March and June 2014, an installment of $10,000 in each of September and December 2014, an installment of $15,000 in each of March and June 2015, an installment of $20,000 in each of September 2015, December 2015 and March 2016, and a final installment of approximately $11,000 due June 2016.

The agreement with the banks also contains, amongst others, a mechanism for prepayment of principal based on amounts that Tower may raise from new funding sources, if and when such funds will be raised, and a requirement, under which $10,000 were placed in deposits designated to fund the Israeli Banks loan maturities of March and June 2014 which amounts to $5,000 each as detailed above.

Loans received under the Facility Agreement, as amended to date, are presented at fair value, with changes in value reflected on the statements of operations, following adoption by the Company of ASC 825-10 Fair Value Option and Tower's election to apply the fair value option to the Facility Agreement.

The effects of the Facility Agreement, as revised and amended, have been included in the measurement of the fair value of the loans at the relevant periods.

C.	Wells Fargo Asset-Based Revolving Credit Line

In December 2013, Jazz entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company ("Wells Fargo"), for a five-year secured asset-based revolving credit line in the total amount of up to $70,000, maturing in December 2018 (the "Credit Line Agreement").  Loans under the Credit Line Agreement bear interest at a rate equal to, at lender's option, either the lender's prime rate plus a margin ranging from 0.50% to 1.0% or the LIBOR rate plus a margin ranging from 1.75% to 2.25% per annum.

The outstanding borrowing availability varies from time to time based on the levels of Jazz's eligible accounts receivable, eligible equipment, eligible inventories and other terms and conditions described in the Credit Line Agreement. The Credit Line Agreement is secured by the assets of Jazz. The Loan Agreement contains customary covenants and other terms, including covenants, as well as customary events of default and a requirement to provide assurance in a form satisfactory to Wells Fargo for the ability of Jazz to address at least a substantial portion of its approximately $94,000 notes due June 2015 prior to its maturity.

Borrowing availability under the Credit Line Agreement as of December 31, 2013 was approximately $52,000.

As of December 31, 2013, Jazz was in compliance with all the covenants under this facility. Outstanding borrowing as of December 31, 2013 was approximately $19,000.

D.	GE Capital Asset-Based Revolving Line

In May 2012, TJP signed a definitive credit line agreement with GE Capital to provide a three-year secured asset-based revolving credit line of up to 4 billion Japanese Yen (approximately $40,000) maturing in 2015. The borrowing availability varies based on the levels of TJP's eligible accounts receivable, eligible equipment and real estate and other terms and conditions stipulated in the credit line agreement and was capped at $30,000 until June 2013 and 4 billion Japanese Yen thereafter. Loans to be obtained under this credit line will carry an interest of the higher of TIBOR rate or LIBOR rate plus 2.6% per annum. The TJP credit line agreement contains customary covenants and other terms, as well as customary events of default. The facility is secured by a first priority security interest over the assets of TJP.

As of December 31, 2013, the total availability amounted to approximately $25,000, of which approximately $11,000 was outstanding.

In connection with the GE credit line agreement, Micron's security interest over the assets of TJP was changed to a second priority security interest, subordinated to GE Capital's first priority security interest. During 2013, the inter-creditor agreement between Tower, TJP, Micron Technology Inc. and Micron Japan Ltd., governing the subordination and priority of claims over TJP's assets, expired. Consequently, the second liens held by Micron have been removed.